Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2015
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

	June 30, 2015	December 31, 2014
Intangible assets
Acquisition Cost (*)	$344,906	$347,241
Accumulated amortization (*)	(164,457)	(157,749)
Total Intangible assets net book value	180,449	189,492
Unfavorable lease terms
Acquisition Cost (**)	(56,420)	(121,028)
Accumulated amortization	35,727	98,887
Write offs (**)	5,937	-
Unfavorable lease terms net book value	(14,756)	(22,141)
Total Intangibles net book value	$165,693	$167,351

(*)
As of June 30, 2015 and December 31, 2014, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels. During the six months ended June 30, 2015, $2,335 of favorable lease terms was written-off.

(**)
As of June 30, 2015, the intangible liability associated with the unfavorable lease terms included an amount of $5,567 related to current purchase options held by third parties. During the six months ended June 30, 2015, $5,937 of unfavorable lease terms was written-off. During the six months ended June 30, 2015, acquisition cost and accumulated amortization of $64,608, of fully amortized unfavorable lease terms were written off.

Amortization expense, net for the three month periods ended June 30, 2015 and 2014 amounted to $3,887and $3,632, respectively, and for the six month periods ended June 30, 2015 and 2014 amounted to $1,657 and $7,252, respectively.
The remaining aggregate amortization of acquired intangibles as of June 30, 2015 will be as follows:

Period
Year One	$16,198
Year Two	16,315
Year Three	7,906
Year Four	5,588
Year Five	5,595
Thereafter	97,876
Total	$149,478